Revenue (Details) - Schedule of disaggregation of revenue from contracts with customers - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Revenue from contracts with customers
Subscription revenue - Cartrack		R 2,565,745	R 2,209,017	R 1,887,717
Subscription revenue - Karooooo Logistics		2,420
Other revenue - Cartrack
Hardware sales		37,435	45,280	36,852
Installation revenue		21,321	20,511	752
Miscellaneous contract fees		12,299	15,735	16,572
Vehicle sales		67,310
Delivery service fees		39,621
Total revenue		2,746,151	2,290,543	1,941,893
Products and services transferred at a point in time [Member]
Other revenue - Cartrack
Timing of revenue recognition		177,986	81,526	54,176
Services transferred over time [Member]
Other revenue - Cartrack
Timing of revenue recognition		2,568,165	2,209,017	1,887,717
Total Revenue [Member]
Other revenue - Cartrack
Timing of revenue recognition		2,746,151	2,290,543	1,941,893
South Africa [Member]
Other revenue - Cartrack
Primary geographical markets		2,123,153	1,681,928	1,417,465
Africa-Other [Member]
Other revenue - Cartrack
Primary geographical markets		101,019	105,895	115,974
Europe [Member]
Other revenue - Cartrack
Primary geographical markets		229,671	219,866	173,266
Asia-Pacific, Middle East and USA [Member]
Other revenue - Cartrack
Primary geographical markets	[1]	292,308	282,854	235,188
Primary geographical markets [Member]
Other revenue - Cartrack
Primary geographical markets		R 2,746,151	R 2,290,543	R 1,941,893

[1]	Included in Asia-Pacific is revenue from Singapore amounted to ZAR96.1 million (2021: ZAR98.6 million).